INTANGIBLE ASSETS AND GOODWILL - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment expenses	$ 0	$ 0	$ 0
Amortization expense	$ 98,000,000	$ 7,000,000	$ 1,000,000